Document and Entity Information	Jul. 01, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 01, 2020
Entity Registrant Name	SOUTH JERSEY GAS Co
Entity Incorporation, State or Country Code	NJ
Entity File Number	000-22211
Entity Tax Identification Number	21-0398330
Entity Address, Address Line One	ONE SOUTH JERSEY PLAZA
Entity Address, City or Town	FOLSOM
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08037
City Area Code	609
Local Phone Number	561-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001035216